Summary of Significant Accounting Policies - Summary of Consolidated Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Netshoes Holding, LLC [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	United States of America	United States of America
Percentage Ownership	100.00%	100.00%
Percentage Voting	100.00%	100.00%
NS2 Com Internet Ltda [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Brazil	Brazil
Percentage Ownership	100.00%	100.00%
Percentage Voting	100.00%	100.00%
NS3 Internet S.A. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Argentina	Argentina
Percentage Ownership	98.17%	98.17%
Percentage Voting	98.17%	98.17%
NS4 Com Internet S.A. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Mexico	Mexico
Percentage Ownership	100.00%	100.00%
Percentage Voting	100.00%	100.00%
NS4 Servicios de Mxico S.A. C.V. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Mexico	Mexico
Percentage Ownership	100.00%	100.00%
Percentage Voting	100.00%	100.00%
NS5 Participaes Ltda. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Brazil	Brazil
Percentage Ownership	99.99%	99.99%
Percentage Voting	99.99%	99.99%
NS6 Servios Esportivos Ltda. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Brazil	Brazil
Percentage Ownership	100.00%	100.00%
Percentage Voting	100.00%	100.00%